Investments in unconsolidated related party affiliates (Details) - USD ($)		2 Months Ended	12 Months Ended
	Nov. 06, 2025	Dec. 31, 2025	Dec. 31, 2025
Investments in unconsolidated affiliates
Equity in earnings of unconsolidated affiliates			$ (148,000)
Related party
Investments in unconsolidated affiliates
Investments in unconsolidated affiliates		$ 9,958,000	9,958,000
WISeSat.Space Corp | Related party
Investments in unconsolidated affiliates
Cash consideration	$ 10,000,000
Shares acquired	870
Ownership interest	8.08%
Equity in earnings of unconsolidated affiliates		41,917
Investments in unconsolidated affiliates		$ 9,958,083	9,958,083
Impairment charges			$ 0